Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets (liability)
Net operating loss carryforward	$ 217,086
Unrealized gain on marketable securities
Total deferred tax assets (liability)	217,086
Valuation Allowance
Deferred tax assets (liability)	$ 217,086